STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (FY) (Parenthetical) - shares	Aug. 24, 2020	Dec. 31, 2020	Aug. 18, 2020
Over-allotment option
Sale of Units, net of underwriting discounts (in shares)	3,000,000
Private Placement | Private Placement Warrants
Sale of Private Placement Warrants (in shares)		650,000	650,000